Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Aug. 19, 2021	Aug. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash			$ 127,965	$ 505,518
Marketable securities held in trust account			177,790,585
Deferred financing costs			$ 511,760
Common stock shares (in Shares)			19,612,500
Federal deposit insurance			$ 250,000
Investments held in the trust account			$ 177,790,585	$ 174,229,680
Over-allotment liability		$ 157,500
Over-allotment option	$ 22,500
Over-allotment liability into equity	$ 180,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Sale of warrants (in Dollars per share)			$ 10.1
Class A Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Possible redemption (in Shares)			17,250,000	17,250,000
Redemption of public shares (in Shares)			17,250,000